UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2009

Legg Mason Partners

S&P 500 Index Fund

Managed by	BATTERYMARCH

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Standard & Poor’s 500® Composite Stock Price Index.

Fund name change

During the fourth quarter of 2009, it is expected that the Fund’s name will change to Legg Mason Batterymarch S&P 500 Index Fund. There will be no change to the Fund’s investment objective or investment policies as a result of the name change.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by LMPFA. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy remained weak during the six-month reporting period ended June 30, 2009. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. Economic contraction has continued in 2009 as GDP fell 6.4% during the first quarter and the advance estimate for the second quarter is a 1.0% decline. The economy’s more modest contraction in the second quarter was due, in part, to smaller declines in exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately six and a half million jobs have been shed and we have experienced eighteen consecutive months of job losses. In addition, the unemployment rate continued to move steadily higher, rising from 9.4% in May to 9.5% in June 2009, to reach its highest rate since August 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable in recent months and, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and inventory levels were drawn down.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008 — a historic low — the Fed has maintained this stance thus far in 2009. In conjunction with its June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Legg Mason Partners S&P 500 Index Fund	I

Letter from the chairman continued

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Despite an extremely poor start, the U.S. stock market, as measured by the S&P 500 Indexiv (the “Index”), generated a positive return for the six months ended June 30, 2009. Continued fallout from the financial crisis and a rapidly weakening economy caused the market to fall sharply in January and February 2009, with the Index returning -8.43% and -10.65%, respectively. Stock prices continued to plunge in early March, reaching a twelve-year low on March 9th. Stocks then rallied sharply, rising approximately 36% from their March low through the end of June 2009. This rebound was due to a variety of factors, including optimism that the economy was bottoming and that corporate profits would improve as the year progressed. All told, the Index gained 3.16% over the six-month reporting period.

Looking at the U.S. stock market more closely, in terms of market capitalizations, large-, mid- and small-cap stocks, as measured by the Russell 1000v, Russell Midcapvi and Russell 2000vii Indices, returned 4.32%,

II	Legg Mason Partners S&P 500 Index Fund

9.96% and 2.64%, respectively, during the six-month period ended June 30, 2009. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 11.52% and -3.05%, respectively. This disparity in returns was due, in part, to the strong performance of growth-oriented technology stocks and the weak performance of value-oriented financial stocks.

Performance review

For the six months ended June 30, 2009, Class A shares of Legg Mason Partners S&P 500 Index Fund returned 3.06%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 3.16% over the same time frame. The Lipper S&P 500 Index Objective Funds Category Average1 returned 2.97% for the same period.

PERFORMANCE SNAPSHOT as of June 30, 2009 (unaudited)
6 MONTHS (not annualized)
S&P 500 Index Fund — Class A Shares	3.06%
S&P 500 Index	3.16%
Lipper S&P 500 Index Objective Funds Category Average[1]	2.97%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Class D shares returned 3.18% over the six months ended June 30, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated April 30, 2009, the gross total operating expense ratios for Class A and Class D shares were 0.56% and 0.37%, respectively.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 178 funds in the Fund’s Lipper category.

Legg Mason Partners S&P 500 Index Fund	III

Letter from the chairman continued

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to certain regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 31, 2009

IV	Legg Mason Partners S&P 500 Index Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason Partners S&P 500 Index Fund	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	3.06%	$1,000.00	$1,030.60	0.59%	$2.97
Class D	3.18	1,000.00	1,031.80	0.39	1.96

[1]	For the six months ended June 30, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,021.87	0.59%	$2.96
Class D	5.00	1,000.00	1,022.86	0.39	1.96

[1]	For the six months ended June 30, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2009

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE

COMMON STOCKS† — 98.4%
CONSUMER DISCRETIONARY — 8.8%
	Auto Components — 0.2%
7,330	Goodyear Tire & Rubber Co.*	$82,536
18,012	Johnson Controls Inc.	391,220
	Total Auto Components	473,756
	Automobiles — 0.3%
97,542	Ford Motor Co.*	592,080
7,106	Harley-Davidson Inc.	115,188
	Total Automobiles	707,268
	Distributors — 0.1%
4,833	Genuine Parts Co.	162,196
	Diversified Consumer Services — 0.2%
3,266	Apollo Group Inc., Class A Shares*	232,278
1,867	DeVry Inc.	93,424
10,295	H&R Block Inc.	177,383
	Total Diversified Consumer Services	503,085
	Hotels, Restaurants & Leisure — 1.5%
13,279	Carnival Corp.	342,200
4,156	Darden Restaurants Inc.	137,065
8,981	International Game Technology	142,798
8,997	Marriott International Inc., Class A Shares	198,565
33,438	McDonald’s Corp.	1,922,351
22,304	Starbucks Corp.*	309,802
5,657	Starwood Hotels & Resorts Worldwide Inc.	125,585
5,397	Wyndham Worldwide Corp.	65,412
2,051	Wynn Resorts Ltd.*	72,400
13,990	Yum! Brands Inc.	466,427
	Total Hotels, Restaurants & Leisure	3,782,605
	Household Durables — 0.4%
1,822	Black & Decker Corp.	52,219
3,773	Centex Corp.	31,920
8,357	D.R. Horton Inc.	78,222
4,552	Fortune Brands Inc.	158,136
1,778	Harman International Industries Inc.	33,426
2,242	KB HOME	30,671
4,751	Leggett & Platt Inc.	72,358
4,279	Lennar Corp., Class A Shares	41,463
8,414	Newell Rubbermaid Inc.	87,590
6,505	Pulte Homes Inc.	57,439

See Notes to Financial Statements.

4	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Household Durables — 0.4% continued
1,746	Snap-on Inc.	$50,180
2,397	Stanley Works	81,114
2,238	Whirlpool Corp.	95,249
	Total Household Durables	869,987
	Internet & Catalog Retail — 0.4%
9,767	Amazon.com Inc.*	817,107
6,377	Expedia Inc.*	96,357
	Total Internet & Catalog Retail	913,464
	Leisure Equipment & Products — 0.1%
8,129	Eastman Kodak Co.	24,062
3,772	Hasbro Inc.	91,433
10,867	Mattel Inc.	174,416
	Total Leisure Equipment & Products	289,911
	Media — 2.5%
20,594	CBS Corp., Class B Shares	142,510
87,392	Comcast Corp., Class A Shares	1,266,310
15,886	DIRECTV Group Inc.*	392,543
7,045	Gannett Co. Inc.	25,151
14,499	Interpublic Group of Cos. Inc.*	73,220
9,532	McGraw-Hill Cos. Inc.	287,009
1,091	Meredith Corp.	27,875
3,535	New York Times Co., Class A Shares	19,478
69,719	News Corp., Class A Shares	635,140
9,421	Omnicom Group Inc.	297,515
2,752	Scripps Networks Interactive, Class A Shares	76,588
10,643	Time Warner Cable Inc.	337,064
36,263	Time Warner Inc.	913,465
18,396	Viacom Inc., Class B Shares*	417,589
56,276	Walt Disney Co.	1,312,919
182	Washington Post Co., Class B Shares	64,097
	Total Media	6,288,473
	Multiline Retail — 0.8%
2,503	Big Lots Inc.*	52,638
4,250	Family Dollar Stores Inc.	120,275
6,736	J.C. Penney Co. Inc.	193,391
9,256	Kohl’s Corp.*	395,694
12,747	Macy’s Inc.	149,905
4,853	Nordstrom Inc.	96,526
1,636	Sears Holdings Corp.*	108,827

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) (continued)

June 30, 2009

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Multiline Retail — 0.8% continued
22,801	Target Corp.	$899,955
	Total Multiline Retail	2,017,211
	Specialty Retail — 1.9%
2,663	Abercrombie & Fitch Co., Class A Shares	67,614
3,274	AutoNation Inc.*	56,804
1,094	AutoZone Inc.*	165,314
7,870	Bed Bath & Beyond Inc.*	242,002
10,346	Best Buy Co. Inc.	346,487
4,990	GameStop Corp., Class A Shares*	109,830
13,939	Gap Inc.	228,600
51,413	Home Depot Inc.	1,214,889
8,187	Limited Brands Inc.	97,998
44,752	Lowe’s Cos. Inc.	868,636
4,112	O’Reilly Automotive Inc.*	156,585
8,326	Office Depot Inc.*	37,967
3,793	RadioShack Corp.	52,950
2,981	Sherwin-Williams Co.	160,229
21,681	Staples Inc.	437,306
3,761	Tiffany & Co.	95,379
12,534	TJX Cos. Inc.	394,320
	Total Specialty Retail	4,732,910
	Textiles, Apparel & Luxury Goods — 0.4%
9,626	Coach Inc.	258,747
11,744	NIKE Inc., Class B Shares	608,104
1,713	Polo Ralph Lauren Corp.	91,714
2,682	V.F. Corp.	148,449
	Total Textiles, Apparel & Luxury Goods	1,107,014
	TOTAL CONSUMER DISCRETIONARY	21,847,880
CONSUMER STAPLES — 11.8%
	Beverages — 2.6%
2,959	Brown-Forman Corp., Class B Shares	127,178
60,342	Coca-Cola Co.	2,895,813
9,611	Coca-Cola Enterprises Inc.	160,023
5,961	Constellation Brands Inc., Class A Shares*	75,585
7,700	Dr. Pepper Snapple Group Inc.*	163,163
4,518	Molson Coors Brewing Co., Class B Shares	191,247
4,142	Pepsi Bottling Group Inc.	140,165
47,185	PepsiCo Inc.	2,593,288
	Total Beverages	6,346,462

See Notes to Financial Statements.

6	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Food & Staples Retailing — 3.0%
13,155	Costco Wholesale Corp.	$601,183
44,126	CVS Caremark Corp.	1,406,296
19,772	Kroger Co.	435,973
12,909	Safeway Inc.	262,956
6,413	SUPERVALU Inc.	83,048
17,879	Sysco Corp.	401,920
67,638	Wal-Mart Stores Inc.	3,276,385
30,058	Walgreen Co.	883,705
4,257	Whole Foods Market Inc.	80,798
	Total Food & Staples Retailing	7,432,264
	Food Products — 1.7%
19,458	Archer-Daniels-Midland Co.	520,891
6,052	Campbell Soup Co.	178,050
13,555	ConAgra Foods Inc.	258,358
5,365	Dean Foods Co.*	102,954
9,971	General Mills Inc.	558,575
9,536	H.J. Heinz Co.	340,435
5,023	Hershey Co.	180,828
2,116	Hormel Foods Corp.	73,087
3,590	J.M. Smucker Co.	174,689
7,652	Kellogg Co.	356,354
44,637	Kraft Foods Inc., Class A Shares	1,131,102
3,949	McCormick & Co. Inc., Non Voting Shares	128,461
21,084	Sara Lee Corp.	205,780
9,155	Tyson Foods Inc., Class A Shares	115,444
	Total Food Products	4,325,008
	Household Products — 2.6%
4,215	Clorox Co.	235,324
15,141	Colgate-Palmolive Co.	1,071,074
12,554	Kimberly-Clark Corp.	658,206
88,342	Procter & Gamble Co.	4,514,276
	Total Household Products	6,478,880
	Personal Products — 0.2%
12,939	Avon Products Inc.	333,568
3,517	Estee Lauder Cos. Inc., Class A Shares	114,900
	Total Personal Products	448,468
	Tobacco — 1.7%
62,668	Altria Group Inc.	1,027,129
5,100	Lorillard Inc.	345,627

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Tobacco — 1.7% continued
59,454	Philip Morris International Inc.	$2,593,383
5,121	Reynolds American Inc.	197,773
	Total Tobacco	4,163,912
	TOTAL CONSUMER STAPLES	29,194,994
ENERGY — 12.2%
	Energy Equipment & Services — 1.8%
9,390	Baker Hughes Inc.	342,171
8,852	BJ Services Co.	120,653
6,576	Cameron International Corp.*	186,101
2,107	Diamond Offshore Drilling Inc.	174,986
4,298	ENSCO International Inc.	149,871
3,746	FMC Technologies Inc.*	140,775
27,191	Halliburton Co.	562,854
8,579	Nabors Industries Ltd.*	133,661
12,674	National-Oilwell Varco Inc.*	413,933
3,427	Rowan Cos. Inc.	66,210
36,262	Schlumberger Ltd.	1,962,137
6,647	Smith International Inc.	171,160
	Total Energy Equipment & Services	4,424,512
	Oil, Gas & Consumable Fuels — 10.4%
15,130	Anadarko Petroleum Corp.	686,751
10,159	Apache Corp.	732,972
3,141	Cabot Oil & Gas Corp.	96,240
17,081	Chesapeake Energy Corp.	338,716
60,760	Chevron Corp.	4,025,350
44,905	ConocoPhillips	1,888,704
5,475	CONSOL Energy Inc.	185,931
7,543	Denbury Resources Inc.*	111,108
13,454	Devon Energy Corp.	733,243
21,247	El Paso Corp.	196,110
7,586	EOG Resources Inc.	515,241
147,899	Exxon Mobil Corp.	10,339,619
8,624	Hess Corp.	463,540
21,452	Marathon Oil Corp.	646,349
2,591	Massey Energy Co.	50,628
5,783	Murphy Oil Corp.	314,133
5,254	Noble Energy Inc.	309,828
24,568	Occidental Petroleum Corp.	1,616,820
8,103	Peabody Energy Corp.	244,386

See Notes to Financial Statements.

8	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 10.4% continued
3,455	Pioneer Natural Resources Co.	$88,103
4,745	Range Resources Corp.	196,490
10,415	Southwestern Energy Co.*	404,623
19,549	Spectra Energy Corp.	330,769
3,543	Sunoco Inc.	82,198
4,194	Tesoro Corp.	53,390
16,861	Valero Energy Corp.	284,782
17,582	Williams Cos. Inc.	274,455
17,570	XTO Energy Inc.	670,120
	Total Oil, Gas & Consumable Fuels	25,880,599
	TOTAL ENERGY	30,305,111
FINANCIALS — 13.4%
	Capital Markets — 3.0%
7,723	Ameriprise Financial Inc.	187,437
36,233	Bank of New York Mellon Corp.	1,061,989
28,462	Charles Schwab Corp.	499,223
30,522	E*TRADE Financial Corp.*	39,068
2,712	Federated Investors Inc., Class B Shares	65,332
4,566	Franklin Resources Inc.	328,798
15,258	Goldman Sachs Group Inc.	2,249,640
12,500	Invesco Ltd.	222,750
4,887	Janus Capital Group Inc.	55,712
4,338	Legg Mason Inc.	105,760
40,968	Morgan Stanley	1,167,998
7,303	Northern Trust Corp.	392,025
14,965	State Street Corp.	706,348
7,743	T. Rowe Price Group Inc.	322,651
	Total Capital Markets	7,404,731
	Commercial Banks — 2.6%
19,607	BB&T Corp.	430,962
4,580	Comerica Inc.	96,867
22,274	Fifth Third Bancorp	158,145
6,514	First Horizon National Corp.*	78,169
16,476	Huntington Bancshares Inc.	68,870
21,456	KeyCorp	112,429
2,479	M&T Bank Corp.	126,256
10,679	Marshall & Ilsley Corp.	51,259
13,951	PNC Financial Services Group Inc.	541,438
35,008	Regions Financial Corp.	141,432

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	9

Schedule of investments (unaudited) (continued)

June 30, 2009

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Commercial Banks — 2.6% continued
14,084	SunTrust Banks Inc.	$231,682
57,519	U.S. Bancorp	1,030,741
141,119	Wells Fargo & Co.	3,423,547
3,495	Zions Bancorporation	40,402
	Total Commercial Banks	6,532,199
	Consumer Finance — 0.6%
35,990	American Express Co.	836,407
13,695	Capital One Financial Corp.	299,647
14,631	Discover Financial Services	150,260
14,169	SLM Corp.*	145,516
	Total Consumer Finance	1,431,830
	Diversified Financial Services — 3.8%
245,121	Bank of America Corp.	3,235,597
11,788	CIT Group Inc.	25,344
167,088	Citigroup Inc.	496,251
2,011	CME Group Inc.	625,642
2,207	IntercontinentalExchange Inc.*	252,128
118,240	JPMorgan Chase & Co.	4,033,166
5,494	Leucadia National Corp.*	115,869
5,786	Moody’s Corp.	152,461
4,166	Nasdaq OMX Group Inc.*	88,778
7,880	NYSE Euronext	214,730
9,416	Principal Financial Group Inc.	177,397
	Total Diversified Financial Services	9,417,363
	Insurance — 2.2%
14,168	AFLAC Inc.	440,483
16,257	Allstate Corp.	396,671
81,556	American International Group Inc.	94,605
8,390	Aon Corp.	317,729
3,569	Assurant Inc.	85,977
10,672	Chubb Corp.	425,599
4,927	Cincinnati Financial Corp.	110,119
13,130	Genworth Financial Inc., Class A Shares	91,779
9,863	Hartford Financial Services Group Inc.	117,074
8,979	Lincoln National Corp.	154,529
10,948	Loews Corp.	299,975
15,838	Marsh & McLennan Cos. Inc.	318,819
24,808	MetLife Inc.	744,488
5,166	NATL Inc.*	22,369

See Notes to Financial Statements.

10	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Insurance — 2.2% continued
20,641	Progressive Corp.*	$311,886
14,029	Prudential Financial Inc.	522,159
2,508	Torchmark Corp.	92,896
17,750	Travelers Cos. Inc.	728,460
10,041	Unum Group	159,250
10,369	XL Capital Ltd., Class A Shares	118,829
	Total Insurance	5,553,696
	Real Estate Investment Trusts (REITs) — 1.0%
3,549	Apartment Investment and Management Co., Class A Shares	31,409
2,422	AvalonBay Communities Inc.	135,487
4,198	Boston Properties Inc.	200,245
7,172	CB Richard Ellis Group Inc., Class A Shares*	67,130
8,300	Equity Residential	184,509
8,258	HCP Inc.	174,987
3,368	Health Care REIT Inc.	114,849
18,222	Host Hotels & Resorts Inc.	152,882
9,810	Kimco Realty Corp.	98,590
4,935	Plum Creek Timber Co. Inc.	146,964
13,415	ProLogis	108,125
3,801	Public Storage Inc.	248,889
8,405	Simon Property Group Inc.	432,269
4,744	Ventas Inc.	141,656
4,859	Vornado Realty Trust	218,801
	Total Real Estate Investment Trusts (REITs)	2,456,792
	Thrifts & Mortgage Finance — 0.2%
15,806	Hudson City Bancorp Inc.	210,062
10,600	People’s United Financial Inc.	159,424
	Total Thrifts & Mortgage Finance	369,486
	TOTAL FINANCIALS	33,166,097
HEALTH CARE — 13.8%
	Biotechnology — 1.9%
30,684	Amgen Inc.*	1,624,411
8,746	Biogen Idec Inc.*	394,882
13,951	Celgene Corp.*	667,416
2,238	Cephalon Inc.*	126,783
8,176	Genzyme Corp.*	455,158
27,472	Gilead Sciences Inc.*	1,286,788
	Total Biotechnology	4,555,438

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	11

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Health Care Equipment & Supplies — 2.3%
18,338	Baxter International Inc.	$971,180
7,260	Becton, Dickinson & Co.	517,711
45,658	Boston Scientific Corp.*	462,972
3,010	C.R. Bard Inc.	224,095
4,502	DENTSPLY International Inc.	137,401
4,864	Hospira Inc.*	187,361
1,147	Intuitive Surgical Inc.*	187,718
33,892	Medtronic Inc.	1,182,492
1,680	Millipore Corp.*	117,953
10,498	St. Jude Medical Inc.*	431,468
7,222	Stryker Corp.	287,002
12,679	Thermo Fisher Scientific Inc.*	516,923
3,800	Varian Medical Systems Inc.*	133,532
6,519	Zimmer Holdings Inc.*	277,709
	Total Health Care Equipment & Supplies	5,635,517
	Health Care Providers & Services — 2.1%
13,545	Aetna Inc.	339,302
9,157	AmerisourceBergen Corp.	162,445
10,913	Cardinal Health Inc.	333,392
8,268	CIGNA Corp.	199,176
4,499	Coventry Health Care Inc.*	84,176
3,134	DaVita Inc.*	155,008
8,219	Express Scripts Inc.*	565,056
5,141	Humana Inc.*	165,849
3,282	Laboratory Corporation of America Holdings*	222,487
8,226	McKesson Corp.	361,944
14,620	Medco Health Solutions Inc.*	666,818
2,772	Patterson Cos. Inc.*	60,153
4,551	Quest Diagnostics Inc.	256,813
12,655	Tenet Healthcare Corp.*	35,687
36,053	UnitedHealth Group Inc.	900,604
14,689	WellPoint Inc.*	747,523
	Total Health Care Providers & Services	5,256,433
	Health Care Technology — 0.0%
5,509	IMS Health Inc.	69,964
	Life Sciences Tools & Services — 0.2%
5,294	Life Technologies Corp.*	220,866
3,533	PerkinElmer Inc.	61,474
2,922	Waters Corp.*	150,395
	Total Life Sciences Tools & Services	432,735

See Notes to Financial Statements.

12	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Pharmaceuticals — 7.3%
46,841	Abbott Laboratories	$2,203,401
9,320	Allergan Inc.	443,446
60,039	Bristol-Myers Squibb Co.	1,219,392
30,647	Eli Lilly & Co.	1,061,612
9,142	Forest Laboratories Inc.*	229,556
83,519	Johnson & Johnson	4,743,879
7,516	King Pharmaceuticals Inc.*	72,379
63,912	Merck & Co. Inc.	1,786,980
9,246	Mylan Inc.*	120,660
204,525	Pfizer Inc.	3,067,875
49,353	Schering-Plough Corp.	1,239,747
3,195	Watson Pharmaceuticals Inc.*	107,640
40,419	Wyeth	1,834,618
	Total Pharmaceuticals	18,131,185
	TOTAL HEALTH CARE	34,081,272
INDUSTRIALS — 9.7%
	Aerospace & Defense — 2.0%
22,010	Boeing Co.	935,425
11,670	General Dynamics Corp.	646,401
3,754	Goodrich Corp.	187,587
22,545	Honeywell International Inc.	707,913
3,533	L-3 Communications Holdings Inc.	245,120
9,901	Lockheed Martin Corp.	798,516
9,804	Northrop Grumman Corp.	447,847
4,245	Precision Castparts Corp.	310,012
11,944	Raytheon Co.	530,672
4,800	Rockwell Collins Inc.	200,304
	Total Aerospace & Defense	5,009,797
	Air Freight & Logistics — 1.0%
5,139	C.H. Robinson Worldwide Inc.	267,999
6,436	Expeditors International of Washington Inc.	214,576
9,437	FedEx Corp.	524,886
1,694	Ryder System Inc.	47,297
30,159	United Parcel Service Inc., Class B Shares	1,507,648
	Total Air Freight & Logistics	2,562,406
	Airlines — 0.1%
22,453	Southwest Airlines Co.	151,109
	Building Products — 0.1%
10,890	Masco Corp.	104,326

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	13

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Commercial Services & Supplies — 0.5%
3,417	Avery Dennison Corp.	$87,749
3,983	Cintas Corp.	90,972
5,459	Iron Mountain Inc.*	156,946
6,255	Pitney Bowes Inc.	137,172
6,220	R.R. Donnelley & Sons Co.	72,276
9,759	Republic Services Inc.	238,217
2,574	Stericycle Inc.*	132,638
14,912	Waste Management Inc.	419,922
	Total Commercial Services & Supplies	1,335,892
	Construction & Engineering — 0.2%
5,451	Fluor Corp.	279,582
3,742	Jacobs Engineering Group Inc.*	157,501
5,928	Quanta Services Inc.*	137,114
	Total Construction & Engineering	574,197
	Electrical Equipment — 0.4%
5,046	Cooper Industries Ltd., Class A Shares	156,678
22,775	Emerson Electric Co.	737,910
4,299	Rockwell Automation Inc.	138,084
	Total Electrical Equipment	1,032,672
	Industrial Conglomerates — 2.7%
21,046	3M Co.	1,264,865
320,960	General Electric Co.	3,761,651
8,147	Textron Inc.	78,700
28,552	United Technologies Corp.	1,483,562
	Total Industrial Conglomerates	6,588,778
	Machinery — 1.5%
18,237	Caterpillar Inc.	602,551
6,117	Cummins Inc.	215,380
7,729	Danaher Corp.	477,189
12,813	Deere & Co.	511,879
5,638	Dover Corp.	186,561
5,019	Eaton Corp.	223,898
1,698	Flowserve Corp.	118,537
11,653	Illinois Tool Works Inc.	435,123
5,516	ITT Industries Inc.	245,462
3,951	Manitowoc Co. Inc.	20,782
11,008	PACCAR Inc.	357,870
3,574	Pall Corp.	94,925
4,865	Parker Hannifin Corp.	209,000
	Total Machinery	3,699,157

See Notes to Financial Statements.

14	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Professional Services — 0.2%
1,612	Dun & Bradstreet Corp.	$130,910
3,826	Equifax Inc.	99,859
3,856	Monster Worldwide Inc.*	45,539
4,632	Robert Half International Inc.	109,408
	Total Professional Services	385,716
	Road & Rail — 0.9%
8,439	Burlington Northern Santa Fe Corp.	620,604
11,865	CSX Corp.	410,885
11,125	Norfolk Southern Corp.	419,079
15,279	Union Pacific Corp.	795,425
	Total Road & Rail	2,245,993
	Trading Companies & Distributors — 0.1%
3,917	Fastenal Co.	129,927
1,886	W. W. Grainger Inc.	154,426
	Total Trading Companies & Distributors	284,353
	TOTAL INDUSTRIALS	23,974,396
INFORMATION TECHNOLOGY — 18.1%
	Communications Equipment — 3.0%
2,760	Ciena Corp.*	28,566
174,819	Cisco Systems Inc.*	3,258,626
47,097	Corning Inc.	756,378
4,013	Harris Corp.	113,809
6,695	JDS Uniphase Corp.*	38,295
15,857	Juniper Networks Inc.*	374,225
69,481	Motorola Inc.	460,659
50,162	QUALCOMM Inc.	2,267,323
11,995	Tellabs Inc.*	68,731
	Total Communications Equipment	7,366,612
	Computers & Peripherals — 5.3%
27,039	Apple Inc.*	3,851,165
52,709	Dell Inc.*	723,695
61,012	EMC Corp.*	799,257
72,325	Hewlett-Packard Co.	2,795,361
40,050	International Business Machines Corp.	4,182,021
2,367	Lexmark International Inc., Class A Shares*	37,517
10,025	NetApp Inc.*	197,693
3,602	QLogic Corp.*	45,673
6,876	SanDisk Corp.*	101,008
22,580	Sun Microsystems Inc.*	208,188

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	15

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Computers & Peripherals — 5.3% continued
5,284	Teradata Corp.*	$123,804
6,777	Western Digital Corp.*	179,591
	Total Computers & Peripherals	13,244,973
	Electronic Equipment, Instruments & Components — 0.2%
10,407	Agilent Technologies Inc.*	211,366
5,192	Amphenol Corp., Class A Shares	164,275
4,554	FLIR Systems Inc.*	102,738
6,479	Jabil Circuit Inc.	48,074
4,201	Molex Inc.	65,326
	Total Electronic Equipment, Instruments & Components	591,779
	Internet Software & Services — 1.8%
5,238	Akamai Technologies Inc.*	100,465
32,756	eBay Inc.*	561,110
7,278	Google Inc., Class A Shares*	3,068,332
5,845	VeriSign Inc.*	108,016
42,278	Yahoo! Inc.*	662,073
	Total Internet Software & Services	4,499,996
	IT Services — 1.0%
2,958	Affiliated Computer Services Inc., Class A Shares*	131,394
15,204	Automatic Data Processing Inc.	538,830
8,854	Cognizant Technology Solutions Corp., Class A Shares*	236,402
4,592	Computer Sciences Corp.*	203,426
3,718	Convergys Corp.*	34,503
5,797	Fidelity National Information Services Inc.	115,708
4,716	Fiserv Inc.*	215,521
2,196	MasterCard Inc., Class A Shares	367,413
9,733	Paychex Inc.	245,271
5,976	Total System Services Inc.	80,019
21,255	Western Union Co.	348,582
	Total IT Services	2,517,069
	Office Electronics — 0.1%
26,211	Xerox Corp.	169,847
	Semiconductors & Semiconductor Equipment — 2.5%
16,989	Advanced Micro Devices Inc.*	65,747
8,894	Altera Corp.	144,794
8,828	Analog Devices Inc.	218,758
40,403	Applied Materials Inc.	443,221
12,955	Broadcom Corp., Class A Shares*	321,154
169,276	Intel Corp.	2,801,518

See Notes to Financial Statements.

16	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Semiconductors & Semiconductor Equipment — 2.5% continued
5,149	KLA-Tencor Corp.	$130,012
6,737	Linear Technology Corp.	157,309
19,667	LSI Corp.*	89,682
6,774	MEMC Electronic Materials Inc.*	120,645
5,542	Microchip Technology Inc.	124,972
25,664	Micron Technology Inc.*	129,860
5,916	National Semiconductor Corp.	74,246
2,960	Novellus Systems Inc.*	49,432
16,555	NVIDIA Corp.*	186,906
5,247	Teradyne Inc.*	35,994
38,597	Texas Instruments Inc.	822,116
8,351	Xilinx Inc.	170,862
	Total Semiconductors & Semiconductor Equipment	6,087,228
	Software — 4.2%
15,874	Adobe Systems Inc.*	449,234
6,923	Autodesk Inc.*	131,398
5,605	BMC Software Inc.*	189,393
11,951	CA Inc.	208,306
5,485	Citrix Systems Inc.*	174,917
7,334	Compuware Corp.*	50,311
9,789	Electronic Arts Inc.*	212,617
9,792	Intuit Inc.*	275,743
4,709	McAfee Inc.*	198,673
231,978	Microsoft Corp.	5,514,117
10,462	Novell Inc.*	47,393
114,792	Oracle Corp.	2,458,845
3,219	Salesforce.com Inc.*	122,869
24,788	Symantec Corp.*	385,701
	Total Software	10,419,517
	TOTAL INFORMATION TECHNOLOGY	44,897,021
MATERIALS — 3.2%
	Chemicals — 1.8%
6,360	Air Products & Chemicals Inc.	410,792
1,468	CF Industries Holdings Inc.	108,838
32,610	Dow Chemical Co.	526,326
27,387	E.I. du Pont de Nemours & Co.	701,655
2,202	Eastman Chemical Co.	83,456
5,089	Ecolab Inc.	198,420
2,385	International Flavors & Fragrances Inc.	78,037

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	17

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Chemicals — 1.8% continued
16,541	Monsanto Co.	$1,229,658
4,986	PPG Industries Inc.	218,885
9,319	Praxair Inc.	662,301
3,700	Sigma-Aldrich Corp.	183,372
	Total Chemicals	4,401,740
	Construction Materials — 0.1%
3,694	Vulcan Materials Co.	159,211
	Containers & Packaging — 0.2%
2,849	Ball Corp.	128,661
3,029	Bemis Co. Inc.	76,331
5,101	Owens-Illinois Inc.*	142,879
3,999	Pactiv Corp.*	86,778
4,807	Sealed Air Corp.	88,689
	Total Containers & Packaging	523,338
	Metals & Mining — 0.9%
3,312	AK Steel Holding Corp.	63,557
29,529	Alcoa Inc.	305,035
2,971	Allegheny Technologies Inc.	103,777
12,480	Freeport-McMoRan Copper & Gold Inc., Class B Shares	625,373
14,834	Newmont Mining Corp.	606,266
9,525	Nucor Corp.	423,196
2,580	Titanium Metals Corp.	23,710
4,344	United States Steel Corp.	155,254
	Total Metals & Mining	2,306,168
	Paper & Forest Products — 0.2%
13,100	International Paper Co.	198,203
5,186	MeadWestvaco Corp.	85,102
6,406	Weyerhaeuser Co.	194,935
	Total Paper & Forest Products	478,240
	TOTAL MATERIALS	7,868,697
TELECOMMUNICATION SERVICES — 3.4%
	Diversified Telecommunication Services — 3.1%
178,823	AT&T Inc.	4,441,963
3,060	CenturyTel Inc.	93,942
4,322	Embarq Corp.	181,783
9,500	Frontier Communications Corp.	67,830
44,838	Qwest Communications International Inc.	186,078
86,095	Verizon Communications Inc.	2,645,699
13,238	Windstream Corp.	110,670
	Total Diversified Telecommunication Services	7,727,965

See Notes to Financial Statements.

18	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Wireless Telecommunication Services — 0.3%
12,054	American Tower Corp., Class A Shares*	$380,063
87,026	Sprint Nextel Corp.*	418,595
	Total Wireless Telecommunication Services	798,658
	TOTAL TELECOMMUNICATION SERVICES	8,526,623
UTILITIES — 4.0%
	Electric Utilities — 2.3%
5,134	Allegheny Energy Inc.	131,687
14,450	American Electric Power Co. Inc.	417,461
39,011	Duke Energy Corp.	569,170
9,875	Edison International	310,668
5,944	Entergy Corp.	460,779
19,966	Exelon Corp.	1,022,459
9,239	FirstEnergy Corp.	358,011
12,451	FPL Group Inc.	707,964
2,317	Integrys Energy Group Inc.	69,487
5,308	Northeast Utilities	118,421
6,668	Pepco Holdings Inc.	89,618
3,064	Pinnacle West Capital Corp.	92,380
11,398	PPL Corp.	375,678
8,457	Progress Energy Inc.	319,928
23,715	Southern Co.	738,959
	Total Electric Utilities	5,782,670
	Gas Utilities — 0.1%
3,967	EQT Corp.	138,488
1,370	Nicor Inc.	47,429
5,275	Questar Corp.	163,842
	Total Gas Utilities	349,759
	Independent Power Producers & Energy Traders — 0.2%
20,206	AES Corp.*	234,592
6,037	Constellation Energy Group Inc.	160,464
15,353	Dynegy Inc., Class A Shares*	34,851
	Total Independent Power Producers & Energy Traders	429,907
	Multi-Utilities — 1.4%
6,473	Ameren Corp.	161,113
10,585	CenterPoint Energy Inc.	117,282
6,875	CMS Energy Corp.	83,050
8,317	Consolidated Edison Inc.	311,222
17,881	Dominion Resources Inc.	597,583
4,967	DTE Energy Co.	158,944

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	19

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS S&P 500 INDEX FUND

SHARES	SECURITY	VALUE
	Multi-Utilities — 1.4% continued
8,323	NiSource Inc.	$97,046
11,165	PG&E Corp.	429,183
15,336	Public Service Enterprise Group Inc.	500,414
3,692	SCANA Corp.	119,879
7,404	Sempra Energy	367,461
6,452	TECO Energy Inc.	76,972
3,544	Wisconsin Energy Corp.	144,276
13,811	Xcel Energy Inc.	254,260
	Total Multi-Utilities	3,418,685
	TOTAL UTILITIES	9,981,021
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $253,833,670)	243,843,112
FACE AMOUNT
SHORT-TERM INVESTMENT‡ — 1.6%
	Repurchase Agreement — 1.6%
$4,069,000	State Street Bank & Trust Co. repurchase agreement dated 6/30/09, 0.000% due 7/1/09; Proceeds at maturity — $4,069,000; (Fully collateralized by U.S. Treasury Bill, 0.000% due 12/10/09; Market value — $4,154,176) (Cost — $4,069,000)	4,069,000
	TOTAL INVESTMENTS — 100.0% (Cost — $257,902,670#)	247,912,112
	Liabilities in Excess of Other Assets — 0.0%	(41,562)
	TOTAL NET ASSETS — 100.0%	$247,870,550

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Financial Statements.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

20	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2009

ASSETS:
Investments, at value (Cost — $257,902,670)	$247,912,112
Cash	811
Deposits with brokers for open futures contracts	607,500
Receivable for securities sold	458,995
Dividends receivable	336,481
Receivable for Fund shares sold	176,320
Prepaid expenses	13,204
Total Assets	249,505,423
LIABILITIES:
Payable for Fund shares repurchased	897,711
Payable for securities purchased	437,752
Investment management fee payable	42,038
Distribution fees payable	38,437
Payable to broker — variation margin on open futures contracts	28,500
Trustees’ fees payable	15,801
Accrued expenses	174,634
Total Liabilities	1,634,873
TOTAL NET ASSETS	$247,870,550
NET ASSETS:
Par value (Note 7)	$266
Paid-in capital in excess of par value	343,184,483
Undistributed net investment income	1,891,268
Accumulated net realized loss on investments and futures contracts	(87,122,714)
Net unrealized depreciation on investments and futures contracts	(10,082,753)
TOTAL NET ASSETS	$247,870,550
Shares Outstanding:
Class A	24,814,409
Class D	1,795,047
Net Asset Value:
Class A	$9.31
Class D	$9.37

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:
Dividends	$3,142,911
Interest	196
Less: Foreign taxes withheld	(174)
Total Investment Income	3,142,933
EXPENSES:
Investment management fee (Note 2)	294,390
Distribution fees (Notes 2 and 5)	217,333
Transfer agent fees (Note 5)	79,420
Shareholder reports (Note 5)	38,891
Legal fees	22,733
Audit and tax	18,481
Registration fees	16,563
Trustees’ fees	15,313
Standard & Poor’s license fees	13,307
Custody fees	10,055
Insurance	3,419
Miscellaneous expenses	3,604
Total Expenses	733,509
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(56,960)
Net Expenses	676,549
NET INVESTMENT INCOME	2,466,384
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1, 3 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(13,260,649)
Futures contracts	458,092
Net Realized Loss	(12,802,557)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	16,103,273
Futures contracts	(121,342)
Change in Net Unrealized Appreciation/Depreciation	15,981,931
NET GAIN ON INVESTMENTS AND FUTURES CONTRACTS	3,179,374
INCREASE IN NET ASSETS FROM OPERATIONS	$5,645,758

See Notes to Financial Statements.

22	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2009 (unaudited) AND THE YEAR ENDED DECEMBER 31, 2008	2009	2008
OPERATIONS:
Net investment income	$2,466,384	$6,568,241
Net realized loss	(12,802,557)	(20,785,092)
Change in net unrealized appreciation/depreciation	15,981,931	(153,402,495)
Increase (Decrease) in Net Assets From Operations	5,645,758	(167,619,346)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(750,025)	(6,600,025)
Decrease in Net Assets From Distributions to Shareholders	(750,025)	(6,600,025)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	17,815,271	48,701,179
Reinvestment of distributions	746,278	6,247,341
Cost of shares repurchased	(34,775,397)	(94,702,245)
Decrease in Net Assets From Fund Share Transactions	(16,213,848)	(39,753,725)
DECREASE IN NET ASSETS	(11,318,115)	(213,973,096)
NET ASSETS:
Beginning of period	259,188,665	473,161,761
End of period*	$247,870,550	$259,188,665
* Includes undistributed net investment income of:	$1,891,268	$174,909

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	23

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$9.06	$14.86	$14.36	$12.63	$12.28	$11.30
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.09	0.22	0.21	0.18	0.16	0.16
Net realized and unrealized gain (loss)	0.19	(5.79)	0.51	1.74	0.36	0.99
Total income (loss) from operations	0.28	(5.57)	0.72	1.92	0.52	1.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.23)	(0.22)	(0.19)	(0.17)	(0.17)
Total distributions	(0.03)	(0.23)	(0.22)	(0.19)	(0.17)	(0.17)
NET ASSET VALUE, END OF PERIOD	$9.31	$9.06	$14.86	$14.36	$12.63	$12.28
Total return[3]	3.06%	(37.47)%	5.03%	15.20%	4.19%	10.21%
NET ASSETS, END OF PERIOD (MILLIONS)	$231	$239	$434	$459	$453	$467
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.64%[4]	0.57%	0.55%	0.57%[5]	0.59%	0.58%
Net expenses[6,7]	0.59 [4]	0.55	0.55	0.57 [5]	0.59	0.57
Net investment income	2.08 [4]	1.72	1.42	1.36	1.27	1.42
PORTFOLIO TURNOVER RATE	3%	8%	6%	7%	8%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.55%, respectively.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.59% until May 1, 2010.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS D SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$9.11	$14.93	$14.43	$12.66	$12.30	$11.32
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.10	0.24	0.25	0.20	0.18	0.19
Net realized and unrealized gain (loss)	0.19	(5.81)	0.50	1.78	0.37	0.99
Total income (loss) from operations	0.29	(5.57)	0.75	1.98	0.55	1.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.25)	(0.25)	(0.21)	(0.19)	(0.20)
Total distributions	(0.03)	(0.25)	(0.25)	(0.21)	(0.19)	(0.20)
NET ASSET VALUE, END OF PERIOD	$9.37	$9.11	$14.93	$14.43	$12.66	$12.30
Total return[3]	3.18%	(37.30)%	5.22%	15.66%	4.47%	10.39%
NET ASSETS, END OF PERIOD (MILLIONS)	$17	$20	$39	$40	$48	$44
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.46%[4]	0.37%	0.39%	0.44%[5]	0.53%	0.42%
Net expenses[6,7]	0.39 [4]	0.36	0.35	0.40 [5]	0.39	0.39
Net investment income	2.28 [4]	1.92	1.62	1.47	1.47	1.61
PORTFOLIO TURNOVER RATE	3%	8%	6%	7%	8%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.42% and 0.39%, respectively.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class D shares will not exceed 0.39% until May 1, 2010.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 24, 2009, the issuance date of the financial statements.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

26	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$243,843,112	—	—	$243,843,112
Short-term investment†	—	$4,069,000	—	4,069,000
Total investments	$243,843,112	$4,069,000	—	$247,912,112
Other financial instruments:
Future contracts	$(92,195)	—	—	$(92,195)
Total	$243,750,917	$4,069,000	—	$247,819,917

†	See Schedule of investments for additional detailed categorizations.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end,

28	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays Batterymarch 70% of the net management fee it receives from the Fund.

Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses (other than brokerage, taxes and extraordinary expenses) to 0.59% for Class A shares and 0.39% for Class D shares until May 1, 2010.

During the six months ended June 30, 2009, the Fund was reimbursed for expenses amounting to $56,960.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of June 30, 2009, the Fund had accrued $889 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$6,565,379
Sales	23,856,211

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$53,464,777
Gross unrealized depreciation	(63,455,335)
Net unrealized depreciation	$(9,990,558)

30	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

At June 30, 2009, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED LOSS
Contracts to buy:
S&P 500 Index	20	9/09	$4,669,695	$4,577,500	$(92,195)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2009.

LIABILITY DERIVATIVES
	EQUITY CONTRACTS RISK[1]	OTHER CONTRACTS RISK[2]	TOTAL
Futures contracts[3]	$(92,195)	—	$(92,195)

[1]	Balance sheet location: Payables, Net Assets — Unrealized appreciation (depreciation)

[2]	Balance sheet location: Payables

[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	EQUITY CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures contracts	$458,092	—	$458,092

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	EQUITY CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures contracts	$(121,342)	—	$(121,342)

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution and/or service fee with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of Class A shares. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$217,333	$69,016	$37,897
Class D	—	10,404	994
Total	$217,333	$79,420	$38,891

For the six months ended June 30, 2009, class specific waivers and/or reimbursements were as follows:

WAIVERS/ REIMBURSEMENTS
Class A	$50,374
Class D	6,586
Total	$56,960

6. Distributions to shareholders by class

	SIX MONTHS ENDED JUNE 30, 2009	YEAR ENDED DECEMBER 31, 2008
Net investment income:
Class A	$695,531	$5,994,160
Class D	54,494	605,865
Total	$750,025	$6,600,025

7. Shares of beneficial interest

At June 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

32	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JUNE 30, 2009		YEAR ENDED DECEMBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,867,249	$15,815,736	3,635,883	$42,846,060
Shares issued on reinvestment	72,747	691,784	630,178	5,648,614
Shares repurchased	(3,542,127)	(29,164,609)	(7,085,910)	(83,961,240)
Net decrease	(1,602,131)	$(12,657,089)	(2,819,849)	$(35,466,566)
Class D
Shares sold	235,307	$1,999,535	482,250	$5,855,119
Shares issued on reinvestment	5,700	54,494	66,454	598,727
Shares repurchased	(624,519)	(5,610,788)	(961,530)	(10,741,005)
Net decrease	(383,512)	$(3,556,759)	(412,826)	$(4,287,159)

8. Capital loss carryforward

As of December 31, 2008, the Fund had a net capital loss carryforward of approximately $50,967,904, of which $8,737,623 expires in 2010, $30,395,684 expires in 2014 and $11,834,597 expires in 2016. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	33

Notes to financial statements (unaudited) continued

management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

34	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report	35

Notes to financial statements (unaudited) continued

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

11. Subsequent event

At the August 2009 meeting, the Board of Trustees approved changing the Fund’s fiscal year end from December 31st to September 30th. This change will result in a “stub period” annual report being produced for the nine-month period ending September 30, 2009.

36	Legg Mason Partners S&P 500 Index Fund 2009 Semi-Annual Report

Legg Mason Partners S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2 Heritage Drive

Quincy, Massachusetts 02171

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010131 8/09 SR09-860

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date:	September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date:	September 2, 2009

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of Legg Mason Partners Equity Trust

Date:	September 2, 2009